UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23084

 NAME OF REGISTRANT:                     Series Portfolios Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ryan Roell, President
                                         Series Portfolios Trust c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6839

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Rareview Longevity Income Generation Fund
--------------------------------------------------------------------------------------------------------------------------
  MORGAN STANLEY EMERGING MKTS                                                               Agenda Number:  935219522
--------------------------------------------------------------------------------------------------------------------------
        Security:  617477104
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2020
          Ticker:  EDD
            ISIN:  US6174771047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Kathleen A. Dennis                                        Mgmt          For                            For
       Joseph J. Kearns                                          Mgmt          For                            For
       Michael E. Nugent                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN ASIA-PACIFIC INCOME FUND, INC.                                                     Agenda Number:  935168143
--------------------------------------------------------------------------------------------------------------------------
        Security:  003009107
    Meeting Type:  Special
    Meeting Date:  10-Jun-2020
          Ticker:  FAX
            ISIN:  US0030091070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    To amend the fundamental policy regarding                 Mgmt          For                            For
       investment of up to 80% in Asian Debt
       securities so that the Fund would normally
       invest at least 80% of its net assets, plus
       the amount of any borrowings for investment
       purposes, in "Asia-Pacific debt".

1B.    To eliminate the Fund's fundamental                       Mgmt          For                            For
       investment policy that the maximum country
       exposure to any one Asian Country (other
       than Korea) is limited to 20% of the Fund's
       total assets.

1C.    To eliminate the Fund's fundamental                       Mgmt          For                            For
       investment policy that at least 20% of the
       Fund's total assets will be invested in
       "Australian debt securities".

1D.    To eliminate the Fund's fundamental                       Mgmt          For                            For
       investment policy that the maximum country
       exposure for Korea is limited to 40% of the
       Fund's total assets.

1E.    To eliminate the Fund's fundamental                       Mgmt          For                            For
       investment policy that the maximum country
       exposure for New Zealand is limited to 35%
       of the Fund's total assets.

1F.    To eliminate the Fund's fundamental                       Mgmt          For                            For
       investment policy that the maximum currency
       exposure to any one Asian currency (other
       than Korea) is limited to 10% of total
       assets.

1G.    To eliminate the Fund's fundamental                       Mgmt          For                            For
       investment policy that the maximum currency
       exposure for Korea is 25% of the Fund's
       total assets.

1H.    To eliminate the Fund's fundamental                       Mgmt          For                            For
       investment policy that the maximum currency
       exposure for New Zealand is 35% of the
       Fund's total assets.

1I.    To make the Fund's fundamental temporary                  Mgmt          For                            For
       defensive investment policy with respect to
       temporarily investing 100% of its assets in
       U.S. debt securities a non-fundamental
       policy but to include U.S. cash as well.

1J.    To make the Fund's fundamental investment                 Mgmt          For                            For
       policy to invest up to 35% of its total
       assets in Asian debt securities rated below
       BBB- or Baa3 a non-fundamental policy - but
       with respect to Asia-Pacific debt
       securities instead of Asian debt
       securities.

1K.    To make the Fund's fundamental investment                 Mgmt          For                            For
       policy with respect to entering into
       repurchase agreements a non-fundamental
       investment policy.

1L.    To make the Fund's fundamental investment                 Mgmt          For                            For
       policy with respect to investing up to 10%
       of its total assets in securities rated
       below B- at the time of investment a
       non-fundamental investment policy.




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN ASIA-PACIFIC INCOME FUND, INC.                                                     Agenda Number:  935168131
--------------------------------------------------------------------------------------------------------------------------
        Security:  003009A10
    Meeting Type:  Special
    Meeting Date:  10-Jun-2020
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class II Director to serve for                Mgmt          For                            For
       a three-year term until the 2023 Annual
       Meeting of Shareholders: P. Gerald Malone

3A.    Election of Class I Director For three-year               Mgmt          For                            For
       term ending 2022: Neville J. Miles (To
       consider the continuation of the term of
       one Director under the Fund's Corporate
       Governance Policies)




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  935074803
--------------------------------------------------------------------------------------------------------------------------
        Security:  00302L108
    Meeting Type:  Annual
    Meeting Date:  09-Oct-2019
          Ticker:  AWP
            ISIN:  US00302L1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class II Trustee to serve a                   Mgmt          For                            For
       term of three years until the 2022 Annual
       Meeting: P. Gerald Malone




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  935074803
--------------------------------------------------------------------------------------------------------------------------
        Security:  00326L100
    Meeting Type:  Annual
    Meeting Date:  09-Oct-2019
          Ticker:  AOD
            ISIN:  US00326L1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class II Trustee to serve a                   Mgmt          For                            For
       term of three years until the 2022 Annual
       Meeting: P. Gerald Malone




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  935157683
--------------------------------------------------------------------------------------------------------------------------
        Security:  00326L100
    Meeting Type:  Annual
    Meeting Date:  06-May-2020
          Ticker:  AOD
            ISIN:  US00326L1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class III Trustee to serve                    Mgmt          For                            For
       until the 2023 Annual Meeting of
       Shareholders: Nancy Yao Maasbach

1B.    Election of Class III Trustee to serve                    Mgmt          For                            For
       until the 2023 Annual Meeting of
       Shareholders: Martin J. Gilbert




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  935157936
--------------------------------------------------------------------------------------------------------------------------
        Security:  00302LA10
    Meeting Type:  Special
    Meeting Date:  27-May-2020
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class III Trustee to serve                    Mgmt          For                            For
       until the 2023 Annual Meeting of
       Shareholders: Nancy Yao Maasbach

1B.    Election of Class III Trustee to serve                    Mgmt          For                            For
       until the 2023 Annual Meeting of
       Shareholders: Martin J. Gilbert




--------------------------------------------------------------------------------------------------------------------------
 ABERDEEN FUNDS                                                                              Agenda Number:  935157948
--------------------------------------------------------------------------------------------------------------------------
        Security:  00302L108
    Meeting Type:  Special
    Meeting Date:  27-May-2020
          Ticker:  AWP
            ISIN:  US00302L1089
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To amend the Fund's fundamental investment                Mgmt          For                            For
       objectives.

2.     To amend the Fund's fundamental investment                Mgmt          For                            For
       restriction related to borrowing.




--------------------------------------------------------------------------------------------------------------------------
 AGNC INVESTMENT CORP.                                                                       Agenda Number:  935138861
--------------------------------------------------------------------------------------------------------------------------
        Security:  00123Q104
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2020
          Ticker:  AGNC
            ISIN:  US00123Q1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Donna J. Blank                      Mgmt          No vote

1.2    Election of Director: Morris A. Davis                     Mgmt          No vote

1.3    Election of Director: John D. Fisk                        Mgmt          No vote

1.4    Election of Director: Prue B. Larocca                     Mgmt          No vote

1.5    Election of Director: Paul E. Mullings                    Mgmt          No vote

1.6    Election of Director: Frances R. Spark                    Mgmt          No vote

1.7    Election of Director: Gary D. Kain                        Mgmt          No vote

2.     Approval of the amendment to our Amended                  Mgmt          No vote
       and Restated Certificate of Incorporation
       to increase the total authorized number of
       shares of common stock from 900,000,000 to
       1,500,000,000.

3.     Advisory vote to approve the compensation                 Mgmt          No vote
       of our named executive officers.

4.     Ratification of appointment of Ernst &                    Mgmt          No vote
       Young LLP as our independent public
       accountant for the year ending December 31,
       2020.




--------------------------------------------------------------------------------------------------------------------------
 ALLIANZGI EQUITY & CONVERTIBLE INCOME                                                       Agenda Number:  935051641
--------------------------------------------------------------------------------------------------------------------------
        Security:  018829101
    Meeting Type:  Annual
    Meeting Date:  11-Jul-2019
          Ticker:  NIE
            ISIN:  US0188291019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Trustee: Deborah A. DeCotis                   Mgmt          For                            *

1b.    Election of Trustee: Bradford K. Gallagher                Mgmt          For                            *

1c.    Election of Trustee: Erick R. Holt                        Mgmt          For                            *

1d.    Election of Trustee: Sarah E. Cogan                       Mgmt          For                            *

1e.    Election of Trustee: Thomas J. Fuccillo                   Mgmt          Abstain                        *




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CORPORATE HIGH YIELD FD VI INC                                                    Agenda Number:  935052605
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255P107
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  HYT
            ISIN:  US09255P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          For                            For
       Frank J. Fabozzi                                          Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       Henry Gabbay                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK CREDIT ALLOCATION INCOME TRUST                                                    Agenda Number:  935047818
--------------------------------------------------------------------------------------------------------------------------
        Security:  092508100
    Meeting Type:  Annual
    Meeting Date:  08-Jul-2019
          Ticker:  BTZ
            ISIN:  US0925081004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          For                            For
       Henry Gabbay                                              Mgmt          For                            For

2.     If properly presented at the meeting, a                   Shr           Against                        For
       shareholder proposal to declassify the
       Board of Trustees, so that all Trustees are
       elected on an annual basis.




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK DEBT STRATEGIES FD INC                                                            Agenda Number:  935052605
--------------------------------------------------------------------------------------------------------------------------
        Security:  09255R202
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  DSU
            ISIN:  US09255R2022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          For                            For
       Frank J. Fabozzi                                          Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       Henry Gabbay                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK ENHANCED DIVID ACHIEVERS TR                                                       Agenda Number:  935052592
--------------------------------------------------------------------------------------------------------------------------
        Security:  09251A104
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  BDJ
            ISIN:  US09251A1043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       Henry Gabbay                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK INCOME TRUST INC.                                                                 Agenda Number:  935052592
--------------------------------------------------------------------------------------------------------------------------
        Security:  09247F100
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  BKT
            ISIN:  US09247F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       Henry Gabbay                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK INVESTMENT QUALITY MUNI TR INC                                                    Agenda Number:  935052592
--------------------------------------------------------------------------------------------------------------------------
        Security:  09247D105
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  BKN
            ISIN:  US09247D1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       Henry Gabbay                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIVEST FUND INC                                                                 Agenda Number:  935052554
--------------------------------------------------------------------------------------------------------------------------
        Security:  09253R105
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  MVF
            ISIN:  US09253R1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       Henry Gabbay                                              Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          Withheld                       Against
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 BLACKROCK MUNIYIELD QUALITY FUND                                                            Agenda Number:  935052554
--------------------------------------------------------------------------------------------------------------------------
        Security:  09254F100
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2019
          Ticker:  MQY
            ISIN:  US09254F1003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael J. Castellano                                     Mgmt          For                            For
       Richard E. Cavanagh                                       Mgmt          For                            For
       Cynthia L. Egan                                           Mgmt          For                            For
       Robert Fairbairn                                          Mgmt          Withheld                       Against
       Henry Gabbay                                              Mgmt          For                            For
       R. Glenn Hubbard                                          Mgmt          For                            For
       Catherine A. Lynch                                        Mgmt          For                            For
       John M. Perlowski                                         Mgmt          Withheld                       Against
       Karen P. Robards                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 CBRE CLARION SECURITIES                                                                     Agenda Number:  935078647
--------------------------------------------------------------------------------------------------------------------------
        Security:  12504G100
    Meeting Type:  Annual
    Meeting Date:  08-Oct-2019
          Ticker:  IGR
            ISIN:  US12504G1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John R. Bartholdson                                       Mgmt          For                            For
       Leslie E. Greis                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COHEN & STEERS QUALITY INC RLTY, FD INC.                                                    Agenda Number:  935144458
--------------------------------------------------------------------------------------------------------------------------
        Security:  19247L106
    Meeting Type:  Annual
    Meeting Date:  14-May-2020
          Ticker:  RQI
            ISIN:  US19247L1061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Michael G. Clark                                          Mgmt          For                            For
       Dean A. Junkans                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 DOUBLELINE OPPORTUNISTIC CREDIT FUND                                                        Agenda Number:  935125167
--------------------------------------------------------------------------------------------------------------------------
        Security:  258623107
    Meeting Type:  Annual
    Meeting Date:  21-Feb-2020
          Ticker:  DBL
            ISIN:  US2586231076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Class II Director: John C.                    Mgmt          For                            For
       Salter




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE FLOATING-RATE INCOME TRUST                                                      Agenda Number:  935126690
--------------------------------------------------------------------------------------------------------------------------
        Security:  278279104
    Meeting Type:  Annual
    Meeting Date:  19-Mar-2020
          Ticker:  EFT
            ISIN:  US2782791048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas E. Faust Jr.                                       Mgmt          Withheld                       Against
       Cynthia E. Frost                                          Mgmt          For                            For
       Scott E. Wennerholm                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EATON VANCE MUNICIPAL INCOME TRUST                                                          Agenda Number:  935125787
--------------------------------------------------------------------------------------------------------------------------
        Security:  27826U108
    Meeting Type:  Annual
    Meeting Date:  19-Mar-2020
          Ticker:  EVN
            ISIN:  US27826U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William H. Park                                           Mgmt          For                            For
       Helen Frame Peters                                        Mgmt          For                            For
       Keith Quinton                                             Mgmt          For                            For
       Marcus L. Smith                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GABELLI DIVIDEND & INCOME TRUST                                                             Agenda Number:  935161276
--------------------------------------------------------------------------------------------------------------------------
        Security:  36242H104
    Meeting Type:  Annual
    Meeting Date:  11-May-2020
          Ticker:  GDV
            ISIN:  US36242H1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank J. Fahrenkopf, Jr                                   Mgmt          For                            For
       Anthonie C. van Ekris                                     Mgmt          For                            For
       Salvatore J. Zizza                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 LEGG MASON                                                                                  Agenda Number:  935128620
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766K109
    Meeting Type:  Annual
    Meeting Date:  20-Mar-2020
          Ticker:  HIO
            ISIN:  US95766K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director: Robert D.                   Mgmt          For                            For
       Agdern

1.2    Election of Class I Director: Carol L.                    Mgmt          For                            For
       Colman, CFA

1.3    Election of Class I Director: Daniel P.                   Mgmt          For                            For
       Cronin

2.     To ratify the selection of                                Mgmt          For                            For
       PricewaterhouseCoopers LLP ("PwC") as
       independent registered public accountants
       of the Fund for the fiscal year ended
       September 30, 2020.

3.     A non-binding proposal put forth by Saba                  Shr           Against                        For
       Capital Management, L.P. regarding a
       self-tender offer, if properly presented
       before the Meeting.




--------------------------------------------------------------------------------------------------------------------------
 NEW RESIDENTIAL INVESTMENT CORP.                                                            Agenda Number:  935206448
--------------------------------------------------------------------------------------------------------------------------
        Security:  64828T201
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2020
          Ticker:  NRZ
            ISIN:  US64828T2015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Pamela F. Lenehan                                         Mgmt          For                            For
       David Saltzman                                            Mgmt          For                            For
       Alan L. Tyson                                             Mgmt          For                            For

2.     To ratify the appointment of Ernst & Young                Mgmt          For                            For
       LLP as independent registered public
       accounting firm for New Residential
       Investment Corp. for fiscal year 2020.

3.     To amend our Bylaws to implement "majority                Mgmt          For                            For
       voting" in uncontested elections of
       directors.




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN AMT FREE QUALITY MUNI INC FD                                                         Agenda Number:  935059748
--------------------------------------------------------------------------------------------------------------------------
        Security:  670657105
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2019
          Ticker:  NEA
            ISIN:  US6706571055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN ENHANCED MUNICIPAL VALUE FUND                                                        Agenda Number:  935059750
--------------------------------------------------------------------------------------------------------------------------
        Security:  67074M101
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2019
          Ticker:  NEV
            ISIN:  US67074M1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1b.    DIRECTOR
       William C. Hunter                                         Mgmt          For                            For
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NUVEEN QUALITY MUNICIPAL INCOME FUND                                                        Agenda Number:  935059748
--------------------------------------------------------------------------------------------------------------------------
        Security:  67066V101
    Meeting Type:  Annual
    Meeting Date:  07-Aug-2019
          Ticker:  NAD
            ISIN:  US67066V1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1c.    DIRECTOR
       Judith M. Stockdale                                       Mgmt          For                            For
       Carole E. Stone                                           Mgmt          For                            For
       Margaret L. Wolff                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PGIM INVESTMENTS                                                                            Agenda Number:  935122616
--------------------------------------------------------------------------------------------------------------------------
        Security:  69346H100
    Meeting Type:  Annual
    Meeting Date:  09-Mar-2020
          Ticker:  ISD
            ISIN:  US69346H1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Kevin J. Bannon                                           Mgmt          For                            For
       Keith F. Hartstein                                        Mgmt          For                            For
       Grace C. Torres                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 PGIM INVESTMENTS                                                                            Agenda Number:  935122628
--------------------------------------------------------------------------------------------------------------------------
        Security:  69346J106
    Meeting Type:  Annual
    Meeting Date:  09-Mar-2020
          Ticker:  GHY
            ISIN:  US69346J1060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Kevin J. Bannon                                           Mgmt          For                            For
       Keith F. Hartstein                                        Mgmt          For                            For
       Grace C. Torres                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VAN KAMPEN FUNDS                                                                            Agenda Number:  935062151
--------------------------------------------------------------------------------------------------------------------------
        Security:  46132K109
    Meeting Type:  Annual
    Meeting Date:  23-Aug-2019
          Ticker:  VPV
            ISIN:  US46132K1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a     DIRECTOR
       Cynthia Hostetler                                         Mgmt          For                            For
       Eli Jones                                                 Mgmt          For                            For
       Ann Barnett Stern                                         Mgmt          For                            For
       Raymond Stickel, Jr.                                      Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VOYA GBL EQ DIVIDEND AND PREMIUM OPP FD                                                     Agenda Number:  935033403
--------------------------------------------------------------------------------------------------------------------------
        Security:  92912T100
    Meeting Type:  Annual
    Meeting Date:  09-Jul-2019
          Ticker:  IGD
            ISIN:  US92912T1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       John V. Boyer                                             Mgmt          No vote
       Patricia W. Chadwick                                      Mgmt          No vote
       Sheryl K. Pressler                                        Mgmt          No vote
       Christopher P. Sullivan                                   Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 WESTERN ASSET EMERGING MKTS DEBT FD INC.                                                    Agenda Number:  935142694
--------------------------------------------------------------------------------------------------------------------------
        Security:  95766A101
    Meeting Type:  Annual
    Meeting Date:  17-Apr-2020
          Ticker:  EMD
            ISIN:  US95766A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class III Director to serve                   Mgmt          No vote
       until the 2023 Annual Meeting of
       Stockholders: Robert D. Agdern

1.2    Election of Class III Director to serve                   Mgmt          No vote
       until the 2023 Annual Meeting of
       Stockholders: Eileen A. Kamerick

2.     To ratify the selection of                                Mgmt          No vote
       PricewaterhouseCoopers LLP as the Fund's
       independent registered public accountants
       for the fiscal year ending December 31,
       2020.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Series Portfolios Trust
By (Signature)       /s/ Ryan Roell
Name                 Ryan Roell
Title                President
Date                 08/06/2020